Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 18, 2020	Aug. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total investment			R$ 3,042,134	R$ 2,729,517
Noncurrent assets, recognized in other comprehensive income
IfrsStatementLineItems [Line Items]
Total investment			R$ 411,610
New plants under construction	led to sale of 14.4 MW average in regulated contracts at the original price of R$98.00/MWh		with installed capacity of 90.1 MW and physical guarantee of 47.6 MW average
Cash Generating Units That Have Suffered No Impairment [Member]
IfrsStatementLineItems [Line Items]
Pre-tax discount rate			5.00%	10.00%
CollateralsAndEscrowAccountsStn
IfrsStatementLineItems [Line Items]
Pre-tax discount rate			5.77%	5.70%
S H P P Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Total investment			R$ 224,673
New plants under construction		led to sale of 14.4 MW average in regulated contracts at the original price of R$98.00/MWh	installed capacity of 90.1 MW and physical guarantee of 47.6 MW average